Revenue - Operating Lease Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Sales-type lease revenue	$ 55,207	$ 5,899
Variable sales-type lease revenue	37,930	1,845
Accretion of unguaranteed residual value	3,045	303
Other	2,144	172
Sales-type lease revenue	98,326	8,219
Operating lease revenue	0	596
Variable operating lease revenue	0	280
Time and voyage charter revenues	$ 0	$ 876